RELATED PARTIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) director item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
RELATED PARTIES
Number of directors | director	9
Number of key officers | item	7
Expense included under selling and marketing in the consolidated statements of profit or loss	$ 187	$ 147	$ 53
Outstanding prepaid balance included under other receivables and prepaid expenses	$ 40	$ 31